Deposits by Customers	12 Months Ended
Dec. 31, 2022
Deposits from customers [abstract]
Deposits by Customers
23. DEPOSITS BY CUSTOMERS

		Group
	2022	2021
	£m	£m
Demand and time deposits(1)	189,587	185,843
Amounts due to other Santander UK Group Holdings plc subsidiaries	67	59
Amounts due to Santander UK Group Holdings plc(2)	4,759	5,874
Amounts due to fellow Banco Santander subsidiaries and joint ventures	1,155	1,150
	195,568	192,926
(1)Includes equity index-linked deposits of £408m (2021: £549m). The capital amount guaranteed/protected and the amount of return guaranteed in respect of the equity index-linked deposits were £408m and £2m (2021: £549m and £2m) respectively.
(2)Includes downstreamed funding from our immediate parent company Santander UK Group Holdings plc.